Putnam
Master Income
Trust


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-98

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "We believe Putnam Master Income Trust's strategy of investing in three different fixed-income sectors is a sound one for all market environments. While periods of volatility are always disconcerting, we are confident that the fund's global flexibility and Putnam's intensive credit research will enable the management team to meet any challenge head on."

                             -- Jennifer E. Leichter, fund manager

* "Unlike equities, [high-yield] bonds have not yet rallied from depressed levels. . . . [A]n appealing aspect to buying junk bonds at current levels is that the reward potential is great and that the chance of disaster is far less than it is in the stocks that are back to their all-time highs. . . . Because of the high costs associated with buying individual junk issues, high-yield mutual funds are the way to go for most investors in this market."

                             -- The New York Times, November 8, 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

31 Financial statements

41 Results of October 1, 1998 shareholder meeting



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

By playing to the strengths and de-emphasizing the vulnerabilities of Putnam Master Income Trust's multisector portfolio, the fund's managers were able to moderate the effects of generally negative fixed-income markets during the 12 months ended October 31, 1998. The fund's fiscal 1998 results, while disappointing, show neither the sharp declines nor the solid gains of many single-sector portfolios in the prevailing environment.

I am pleased to announce the appointment of David L. Waldman to your fund's management team. Before joining Putnam in 1997, David held positions with Lazard Freres Asset Management and Goldman Sachs Asset Management. He has 10 years of investment experience.

In the following report, your fund's management team discusses the performance and strategies for the fiscal year and then provides its perspectives on the outlook for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 16, 1998



Report from the Fund Managers
Jennifer E. Leichter
D. William Kohli
David L. Waldman

Throughout the 12 months ended October 31, 1998, resurgent financial and political instability in many of the world's developing countries had a dramatic effect on securities markets around the globe. As Asia's woes intensified and Russia's currency crisis hit the boiling point, each of Putnam Master Income Trust's three investment sectors -- U.S. taxable investment grade, foreign, and high yield -- was affected in some manner. In August and September, the high-yield sector felt the most pressure as investors around the world became more jittery and fled to the relative safety of government securities. The U.S. stock market recorded its worst quarter in eight years as dramatic selloffs occurred in overseas markets and investors feared worsening global economic conditions.

Although the markets revived a bit during the last month of the period, the fund closed fiscal 1998 with disappointing results, posting a total return of -2.71% at net asset value and 4.15% at market price. However, we view the recent downturns as an opportunity to take advantage of attractive prices in many bond sectors and we are optimistic about the fund's positioning and its ability to play to the strongest bond sectors and de-emphasize those that may be underperforming. For complete performance information, please refer to the summary that begins on page 8.

* SUCCESSFUL STRATEGY DAMPENED BY GLOBAL FLIGHT TO QUALITY

Our strategy throughout the year was to hold firm in our emphasis on the so-called spread sectors -- those areas of the fixed-income market in which the most attractive yield resides, such as high-yield bonds, high-grade corporate issues, mortgage-backed securities, and some emerging-markets debt. The reasoning behind this approach involves a time-tested belief that by focusing on the spread sectors in combination with some exposure to U.S. government securities, your fund's portfolio would offer the potential to outperform the broad fixed-income market over the long term.

While this approach has generally benefited the fund, a dramatic about-face occurred toward the end of the period. The fund's U.S. Treasury securities and mortgage-backed issues became the portfolio's dominant performers as a result of the global flight to quality, while the high-yield and investment-grade corporate positions experienced a severe setback. Our focus on the core bond markets of Europe stood the fund in good stead and helped provide some much-needed ballast in the wake of capsizing emerging-markets debt.

* HIGH-YIELD BONDS FEEL STING OF TROUBLED EQUITY MARKET

Seven years of price gains in the high-yield market were effectively eradicated this past summer for reasons that had more to do with global investor sentiment than with the business and economic fundamentals in the United States. Signs of recession overseas, an unexpectedly weak U.S. employment report, lower-than-expected corporate earnings forecasts, Russia's financial collapse, and broad-based selling of high-yield debt by highly leveraged, distressed hedge funds to meet margin calls created a sky-is-falling atmosphere. In response, investors came stampeding out of just about any fixed-income security that involved credit risk.

As disturbing as the market rout has been, we are holding firm in the fund's high-yield positioning for sound, fundamental reasons. The forces that pushed Treasury bonds, stocks, and high-yield bonds higher for most of the period, such as solid economic growth, healthy corporate profitability, subdued inflation, and low interest rates, remain in place and continue to provide ideal conditions for high-yield investing. Indeed, the high-yield bond sector was the top-performing global fixed-income sector through June. Bonds in the telecommunications, broadcasting, cable, and finance industries remain our primary focus. The ongoing consolidation, deregulation, and dynamic long-term growth potential of these industries bode well for companies that are focused and driven.


[GRAPHIC OMITTED: horizontal bar chart TOP FIVE COUNTRY ALLOCATIONS
                  (INTERNATIONAL SECTOR)]

TOP FIVE COUNTRY ALLOCATIONS
(INTERNATIONAL SECTOR)*

Sweden             3.9%

Mexico             2.2%

Italy              1.9%

Brazil             1.1%

United Kingdom     1.1%

Footnote reads:
*Based on net assets as of 10/31/98. Holdings will vary over time.


* RECORD-BREAKING SURGE FOR U.S. TREASURIES

After Asia's troubles first garnered the attention of investors worldwide last October, the U.S. Treasury market experienced a most impressive and historic rally. Investors flocked to the high credit quality of U.S. Treasury bonds throughout most of the fiscal period. The fund's investments in the Treasury market significantly helped performance, buoying its share price as other sectors came under considerable pressure. The Treasury rally continued through October, when it came to an abrupt halt. During the final month of your fund's fiscal period, the bond market experienced its worst three-day performance since 1965 -- a startling turnaround.

Higher-yielding mortgage-backed securities, however, were our main focus in the U.S. government sector. While at times this emphasis prohibited the fund from participating fully in the Treasury market rally, our focus on securities with lower prepayment sensitivity, such as adjustable-rate, lower-coupon, and 15-year maturity mortgage-backed securities, did benefit the fund.

* EUROPE BOOSTS INTERNATIONAL SECTOR

Bonds of developed European countries benefited from the global flight to quality, posting solid returns in local currency terms over the period. The forthcoming unification of monetary policy and interest rates across 11 European countries -- and everything else that Europe's Economic and Monetary Union (EMU) promises -- convinced us to stay the course with our core European holdings.


[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR*

HIGH-YIELD BONDS
Midland Funding Corp., series A, 11 3/4s, 2005
Global Crossing Holdings, 144A senior notes, 9 5/8s, 2008
Dial Call Communications, Inc., senior discount notes, series B,
10 1/4s, 2005


FOREIGN BONDS
Sweden (Government of), 6 3/4s, 2014
Italy (Government of), 10 1/2s, 2005
Sweden (Government of), debentures, 6s, 2005


TAXABLE INVESTMENT-GRADE BONDS
Government National Mortgage Association pass-through certificates
7%, 2025-2028
Government National Mortgage Association pass-through certificates
7.5%, 2022-2027
Federal National Mortgage Association 6%, 2013

Footnote reads:
*Based on net assets as of 10/31/98. Holdings will vary over time.


The fund's exposure to emerging markets, although limited, hindered returns as the crisis in Asia worsened and Russia's financial system collapsed. We continue to avoid Japanese government bonds, anticipating that the sad state of economic affairs in that country may well continue for some time.

* SEEKING OPPORTUNITIES AMONG CHALLENGES

As the fiscal year came to a close, U.S. markets had begun to recover from the late-summer global flight to quality. The investment climate began warming again to risk taking and the Federal Reserve Board's decision to lower short-term interest rates twice toward the end of the fiscal year and again in mid November, after the close of the period, gave a boost to higher-yielding fixed-income sectors. In our opinion, fundamental forces at work all over the globe -- EMU, positive budget developments in the United States and many other developed nations, low inflation, stable-to-declining interest rates, and economic recovery and/or continued growth -- are providing a favorable backdrop for fixed-income investing worldwide.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds. Investments in non-U.S. securities may be subject to certain risks such as currency fluctuations, economic instability, and political developments. Although the U.S. government guarantees the timely payment of principal and interest on some of the underlying securities, the value of the fund shares is not guaranteed and will fluctuate.





Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Master Income Trust is designed for investors seeking high current income, consistent with preservation of capital, through a portfolio diversified among U.S. investment-grade, high-yield, and international fixed-income securities.


TOTAL RETURN FOR PERIODS ENDED 10/31/98

                                                    Salomon Bros.   First
                                        Lehman Bros.  Non-U.S.     Boston
                              Market    Government   World Govt. High-Yield
                       NAV    price     Bond Index  Bond Index     Index
---------------------------------------------------------------------------
1 year               -2.71%    4.15%      11.28%       12.80%       -2.49%
---------------------------------------------------------------------------
5 years              35.61    44.46       40.10        48.61        44.79
Annual average        6.28     7.63        6.98         8.25         7.68
---------------------------------------------------------------------------
10 years            144.40   140.18      137.83       133.96       166.93
Annual average        9.35     9.16        9.05         8.87        10.32
---------------------------------------------------------------------------
Life of fund        172.70   148.97      156.62       135.90       200.80
(12/28/87)
Annual average        9.70     8.78        9.09         8.24        10.70
---------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 10/31/98

------------------------------------------------------------------------------
Distributions (number)                12
------------------------------------------------------------------------------
Income                             $0.6483
------------------------------------------------------------------------------
Return of capital1                  0.0946
------------------------------------------------------------------------------
 Total                             $0.7429
------------------------------------------------------------------------------
Share value                    NAV         Market price
------------------------------------------------------------------------------
10/31/97                       $9.26          $8.500
------------------------------------------------------------------------------
10/31/98                        8.27           8.125
------------------------------------------------------------------------------
Current return                 NAV         Market price
------------------------------------------------------------------------------
Current dividend rate2          9.14%           9.30%
------------------------------------------------------------------------------

1 See page 40.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.


TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                                                          Market
                                         NAV              price
---------------------------------------------------------------
1 year                                  -0.79%             1.12%
---------------------------------------------------------------
5 years                                 40.80             44.36
Annual average                           7.08              7.62
---------------------------------------------------------------
10 years                               155.85            140.67
Annual average                           9.85              9.18
---------------------------------------------------------------
Life of fund (12/28/87)                179.15            147.09
Annual average                          10.01              8.77
---------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

First Boston High-Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Lehman Bros. Government Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Report of independent accountants
For the fiscal year ended October 31, 1998

To the Trustees and Shareholders of
Putnam Master Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Master Income Trust (the "fund") at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998




Portfolio of investments owned
October 31, 1998

CORPORATE BONDS AND NOTES (35.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.7%)
--------------------------------------------------------------------------------------------------------------------------
         $1,000,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $    1,055,000
            840,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                           861,000
          1,000,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                     1,022,500
                                                                                                            --------------
                                                                                                                 2,938,500

Aerospace and Defense (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 176,700
            520,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              478,400
            240,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                            224,400
            750,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                        765,000
            160,000  BE Aerospace, Inc. 144A sr. sub. notes 9 1/2s, 2008                                           163,600
            200,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                                           162,000
            210,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                      199,500
            315,000  United Defense Industries Inc. company guaranty 8 3/4s, 2007                                  316,575
                                                                                                            --------------
                                                                                                                 2,486,175

Agriculture (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,165,596  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                 1,229,704
            440,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                               440,000
                                                                                                            --------------
                                                                                                                 1,669,704

Airlines (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Calair LLC company guaranty 8 1/8s, 2008                                                      279,388
            340,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                      255,000
            530,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                     413,400
            670,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                    201,000
            355,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            298,200
            650,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            494,000
                                                                                                            --------------
                                                                                                                 1,940,988

Apparel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            610,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 587,125
            575,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  546,250
            250,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                  257,500
                                                                                                            --------------
                                                                                                                 1,390,875

Automotive (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            580,000  Accuride Corp. sr. sub. notes Ser. B, 9 1/4s, 2008                                            539,400
             88,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                             91,520
            250,000  Lear Corp. sub. notes 9 1/2s, 2006                                                            270,000
            900,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       879,750
                                                                                                            --------------
                                                                                                                 1,780,670

Automotive Parts (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         183,600
            383,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                                 390,660
            650,000  Cambridge Industries, Inc. company guaranty Ser. B,
                       10 1/4s, 2007                                                                               572,000
            200,000  Hayes Wheels International, Inc. company guaranty Ser. B, 9
                       1/8s, 2007                                                                                  201,000
            290,000  Safety Components International, Inc. sr. sub. notes Ser. B, 10
                       1/8s, 2007                                                                                  266,800
                                                                                                            --------------
                                                                                                                 1,614,060

Banks (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  125,000
            145,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        149,624
          1,350,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049                                                      770,432
            350,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                        371,896
            250,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                        276,470
            135,000  Onbank & Trust Co. company guaranty 9 1/4s, 2027                                              154,744
            290,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                       9.06s, 2027                                                                                 298,703
            285,000  Provident Capital Trust company guaranty 8.6s, 2026                                           313,423
            165,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                   171,349
            230,000  Sovereign Capital Trust company guaranty 9s, 2027                                             219,767
            220,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                230,107
                                                                                                            --------------
                                                                                                                 3,081,515

Basic Equipment Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            900,000  Cex Holdings, Inc. 144A sr. sub. notes 9 5/8s, 2008                                           837,000

Basic Industrial Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            510,000  Axia, Inc. 144A sr. sub. notes 10 3/4s, 2008                                                  479,400
            150,000  Koppers Industries, Inc. 144A company guaranty 9 7/8s, 2007                                   138,750
            250,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     259,938
            205,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                      190,650
            100,000  W. R. Carpenter North America, Inc. company guaranty
                       10 5/8s, 2007                                                                                97,000
                                                                                                            --------------
                                                                                                                 1,165,738

Broadcasting (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            555,000  Affinity Group Holdings sr. notes 11s, 2007                                                   534,188
            820,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2006 (STP)                                                       545,300
            765,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                               558,450
            340,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              338,300
            310,000  CBS Corp. notes 6 7/8s, 2003                                                                  316,550
            170,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                       2004 (Bermuda)                                                                              136,000
            220,000  Chancellor Media Corp. sr. sub notes Ser. B, 8 1/8s, 2007                                     210,100
            327,990  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                         346,849
            400,000  Echostar Satellite Broadcast Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/8s, 3/15/00), 2004 (STP)                                                       352,000
            670,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                       395,300
            980,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             921,200
            480,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               465,600
            890,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        765,400
          1,290,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon zero %
                       (13 1/4s, 5/15/01), 2008 (Mexico) (STP)                                                     954,600
          1,424,000  PHI Holdings, Inc. zero %, 2001                                                             1,092,493
            405,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                       (12s, 5/15/00), 2004 (STP)                                                                  364,500
            140,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                                    133,000
            505,000  Spanish Broadcasting sr. notes Ser. B, 11s, 2004                                              510,050
            175,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                  124,250
            140,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                        98,000
                                                                                                            --------------
                                                                                                                 9,162,130

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            195,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                               165,750
            910,000  Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2006                                       919,100
            740,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                               318,200
            180,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                  171,900
            270,000  Presley Cos. sr. notes 12 1/2s, 2001                                                          222,750
            590,000  Republic Group Inc. 144A sr. sub. notes 9 1/2s, 2008                                          550,175
                                                                                                            --------------
                                                                                                                 2,347,875

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            410,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                389,500
            380,000  Morris Material Handling, Inc. company guaranty 9 1/2s, 2008                                  258,400
            175,000  Waxman Industries Inc. sr. notes stepped-coupon Ser. B, zero %
                       (12 3/4s, 6/1/99), 2004 (STP)                                                               160,125
                                                                                                            --------------
                                                                                                                   808,025

Buses (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  MCII Holdings sec. notes stepped-coupon zero %
                       (12s, 11/15/98), 2002 (STP)                                                                 750,000

Business Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            550,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             547,250
            100,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                               105,500
            190,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                  174,800
                                                                                                            --------------
                                                                                                                   827,550

Cable Television (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            455,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              345,800
            835,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                                  889,275
            360,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                     347,803
            870,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      556,800
          1,500,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                    1,110,000
            625,000  Grupo Televisa S.A. 144A sr. notes 11 7/8s, 2006 (Mexico)                                     596,875
            450,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      450,000
            500,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon zero %
                       (14 1/4s, 6/15/00), 2005 (STP)                                                              455,000
            370,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                       (Argentina)                                                                                 166,500
            520,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                               234,000
                                                                                                            --------------
                                                                                                                 5,152,053

Cellular Communications (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,658,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           497,400
            610,000  Cencall Communications Corp. sr. disc. notes stepped-coupon
                       zero % (10 1/8s, 1/15/99), 2004 (STP)                                                       574,925
          1,985,000  Dial Call Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, 10 1/4s, (10 1/4s, 12/15/98), 2005 (STP)                                          1,885,750
          1,265,000  McCaw International Ltd sr. disc. notes stepped coupon zero %
                       (13s, 4/15/02), 2007 (STP)                                                                  531,300
          2,045,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                         1,165,650
            230,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                227,700
                                                                                                            --------------
                                                                                                                 4,882,725

Chemicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes 10 1/8s, 2008                               270,000
            500,000  Huntsman Corp. 144A sr. sub. notes FRN 9.188s, 2007                                           465,000
            145,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                      108,750
            555,000  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         72,150
            340,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        95,200
            435,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                 204,450
                                                                                                            --------------
                                                                                                                 1,215,550

Computer Services and Software (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                              113,125
            200,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                     206,000
            250,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      242,500
            280,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                           282,800
                                                                                                            --------------
                                                                                                                   844,425

Computers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            850,000  IPC Information Systems sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 11/1/01), 2008 (STP)                                                              569,500

Consumer Durable Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                             38,500
            220,000  Packaged Ice, Inc. company guaranty Ser. B, 9 3/4s, 2005                                      204,600
            175,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                        157,500
                                                                                                            --------------
                                                                                                                   400,600

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                              81,000

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            860,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                        885,800
            190,000  Protection One, Inc. sr. disc. notes stepped-coupon 13 5/8s,
                       (13 5/8s, 6/30/00), 2005 (STP)                                                              212,800
                                                                                                            --------------
                                                                                                                 1,098,600

Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              163,625
            145,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                      140,650
                                                                                                            --------------
                                                                                                                   304,275

Cosmetics (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                           210,650
            140,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                137,200
            135,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                       135,675
            560,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                          504,000
                                                                                                            --------------
                                                                                                                   987,525

Electric Utilities (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,200,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                      624,000
            650,000  Long Island Lighting Co. deb. 9s, 2022                                                        772,844
          1,600,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                            1,965,952
            750,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                              957,645
            409,841  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                          432,923
            240,000  Niagara Mohawk Power Corp. sr. notes Ser. E, 7 3/8s, 2003                                     245,568
            480,663  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          520,976
                                                                                                            --------------
                                                                                                                 5,519,908

Electronics & Electrical Equipment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            295,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                               316,388
            218,912  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                              214,807
            232,274  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                         227,919
            200,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                                186,000
            915,000  Dobson Communications Corp. 11 3/4s, 2007                                                     882,975
            280,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             257,600
            685,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                            671,300
            180,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                           169,200
            185,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   185,000
            535,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        524,300
             90,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                                         75,600
             75,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     64,500
            600,000  Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                                                  525,000
            400,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                  372,000
                                                                                                            --------------
                                                                                                                 4,672,589

Energy-Related (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            470,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          455,900
            300,000  Gothic Production Corp. company guaranty Ser. B, 11 1/8s, 2005                                195,000
            250,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                     256,583
            980,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                   1,027,442
            850,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                510,000
            250,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                       175,000
            450,000  York Power Funding 144A company guaranty 12s, 2007
                       (Cayman Islands)                                                                            445,500
                                                                                                            --------------
                                                                                                                 3,065,425

Entertainment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            440,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           422,400
            495,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                455,400
            400,000  Silver Cinemas Inc. sr. sub. notes 10 1/2s, 2005                                              340,000
            830,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            838,300
            360,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                        363,600
                                                                                                            --------------
                                                                                                                 2,419,700

Environmental Control (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            370,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                                  401,450
            920,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                       zero % (11.3s, 6/1/02), 2007 (STP)                                                          685,400
            170,000  ATC Group Services Inc. company guaranty 12s, 2008                                             51,000
                                                                                                            --------------
                                                                                                                 1,137,850

Financial Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  360,000
            500,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                464,245
            165,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                         159,019
            200,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                       (Mexico)                                                                                    154,000
          1,920,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B, zero %
                       (12 1/2s, 03/01/03), 2008 (STP)                                                             614,400
            470,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                               282,000
            480,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       273,600
            345,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                                376,913
            600,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                                           546,000
            140,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                          103,600
            290,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                    217,500
          1,050,000  Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                       2007 (Indonesia)                                                                            472,500
            395,000  Resource America Inc. 144A sr. notes 12s, 2004                                                323,900
                                                                                                            --------------
                                                                                                                 4,347,677

Food & Beverages (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            340,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                            278,800
            590,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                             513,300
            550,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  588,500
            230,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                      229,425
            365,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                                328,500
            620,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            567,300
             75,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                            75,750
                                                                                                            --------------
                                                                                                                 2,581,575

Food Chains (--%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                        11,000

Gaming (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            655,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              697,575
            500,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                         485,000
            840,000  Coast Hotels & Casinos, Inc. 1st mtge. company guaranty
                       Ser. B, 13s, 2002                                                                           932,400
            720,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                               424,800
            215,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                   215,000
            904,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                                        904,000
            700,000  Mohegan Tribal Gaming Auth. sr. notes Ser. B, 13 1/2s, 2002                                   864,500
            500,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (NON) (In default)                                  322,500
            600,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                       621,000
            250,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            217,500
                                                                                                            --------------
                                                                                                                 5,684,275

Health Care (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            270,000  Conmed Corp. company guaranty 9s, 2008                                                        259,200
            275,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                                240,625
            560,000  Fresenius Medical Capital Trust II company guaranty 7 7/8s,
                       2008 (Germany)                                                                              523,600
            510,000  Global Health Sciences company guaranty 11s, 2008                                             428,400
            410,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     319,800
            500,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                          462,500
            480,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                          439,200
            610,000  Magellan Health Services, Inc. 144A sr. sub. notes 9s, 2008                                   518,500
          1,260,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                              1,058,400
            210,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                       Ser. B, zero % (10 1/2s, 11/1/02), 2007                                                     100,800
            800,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      627,696
             20,000  MedPartners, Inc. sr. sub.notes 6 7/8s, 2000                                                   16,591
          1,080,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  950,400
            810,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                720,900
            220,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                160,600
            150,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008                                   108,000
            750,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                547,500
            340,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                       345,100
            250,000  Tenet Healthcare Corp.144A sr. notes 7 5/8s, 2008                                             252,500
                                                                                                            --------------
                                                                                                                 8,080,312

Infrastructure (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            370,000  Cia Latino Americana 144A company guaranty 11 1/8s,
                       2004 (Argentina)                                                                            214,600

Lodging (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Epic Resorts LLP 144A sr. notes 13s, 2005                                                     294,500
          1,135,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                  1,100,950
            325,000  Raintree Resorts International, Inc. sr. notes Ser. B, 13s, 2004                              195,000
                                                                                                            --------------
                                                                                                                 1,590,450

Media (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,590,000  Viacom International, Inc. sub. deb. 8s, 2006                                               1,637,700

Medical Supplies and Devices (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            455,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                    434,525
            415,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                                 444,050
            220,000  Imagyn Medical Technologies company guaranty 12 1/2s, 2004                                     33,000
            210,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                  191,100
            340,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                            347,225
            510,000  Mediq, Inc. 144A sr. sub. notes 11s, 2008                                                     453,900
            500,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                       11 3/4s, 2000                                                                               375,000
                                                                                                            --------------
                                                                                                                 2,278,800

Metals and Mining (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            135,000  Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                       2004 (Argentina)                                                                             87,750
            350,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         122,500
            305,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          250,100
            710,000  Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                                           553,800
            310,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             279,000
                                                                                                            --------------
                                                                                                                 1,293,150

Motion Picture Distribution (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            635,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                644,525
            140,000  Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 75,600
                                                                                                            --------------
                                                                                                                   720,125

Office Equipment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            480,000  U.S. Office Products Co. 144A sr. sub notes 9 3/4s, 2008                                      384,000
            666,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                    739,260
                                                                                                            --------------
                                                                                                                 1,123,260

Oil and Gas (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Abraxas Petroleum Corp. 144A 11 1/2s, 2004                                                    770,000
             60,000  American Eco Corp. company guaranty Ser. B, 9 5/8s, 2008                                       39,000
             50,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    35,000
            730,000  Chesapeake Energy Corp. company guaranty Ser. B, 9 5/8s, 2005                                 620,500
            140,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                                 130,200
            355,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                                 291,100
            290,000  Dailey Petroleum Services Corp. company guaranty 9 1/2s, 2008                                 120,350
            310,000  Eagle Geophysical, Inc. 144A sr. notes 10 3/4s, 2008                                          266,600
             70,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                         28,000
            280,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                       235,200
            345,000  Northern Offshore 144A company guaranty 10s, 2005                                             241,500
             60,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                       57,450
            520,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                           416,000
            240,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                          199,200
            240,000  Southwest Royalties, Inc. company guaranty 10 1/2s, 2004                                      112,800
          4,225,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                       zero % (13s, 6/15/99), 2002 (STP)                                                         1,352,000
          1,370,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                          506,900
            774,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                     619,200
                                                                                                            --------------
                                                                                                                 6,041,000

Paging (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                                       215,000
            125,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      47,500
                                                                                                            --------------
                                                                                                                   262,500

Paper and Forest Products (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  APP International Finance Co. notes 11 3/4s, 2005 (Netherlands)                                28,400
             65,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                                        42,250
            330,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                        310,200
            480,000  Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008                                       460,800
          1,220,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                       2007 (Indonesia)                                                                            634,400
          1,075,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s,
                       2004 (Indonesia)                                                                            516,000
            655,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          425,750
            225,000  Repap New Brunswick sr. notes 9s, 2004 (Canada)                                               210,375
          1,070,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                  823,900
            615,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                  568,875
                                                                                                            --------------
                                                                                                                 4,020,950

Pharmaceuticals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         595,500

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                   306,000
            500,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                             495,000
            400,000  Perry-Judd company guaranty 10 5/8s, 2007                                                     380,000
            150,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                      149,250
                                                                                                            --------------
                                                                                                                 1,330,250

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            510,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                      474,300
            565,000  TFM S.A. de C.V. company guaranty stepped-coupon 11 3/4s,
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                     299,450
                                                                                                            --------------
                                                                                                                   773,750

Real Estate (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Bluegreen Corp. company guaranty Ser. B, 10 1/2s, 2008                                         61,600
            350,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               331,625
                                                                                                            --------------
                                                                                                                   393,225

Recreation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            825,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    833,250

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            700,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           679,000

Retail (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            825,000  Amazon.com Inc. sr. disc. notes stepped-coupon zero %
                       (10s, 05/01/03), 2008 (STP)                                                                 453,750
            350,000  Fred Meyer, Inc. company guaranty 7.45s, 2008                                                 365,155
            180,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes 10 1/8s, 2008                                167,400
            400,000  K mart Corp. pass-thru certificates Ser. 95K4, 9.35s, 2020                                    404,968
            625,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    659,375
            170,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    164,900
            680,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                                 612,000
                                                                                                            --------------
                                                                                                                 2,827,548

Satellite Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            370,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                       (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                                    218,300
            470,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                          465,300
            200,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                                  163,000
            270,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                       2004 (Mexico)                                                                               175,500
            285,000  TCI Satellite Entertainment, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/4s, 2/102), 2007 (STP)                                                          85,500
            461,000  TCI Satellite Entertainment, Inc. sr. sub. notes 10 7/8s, 2007                                253,550
                                                                                                            --------------
                                                                                                                 1,361,150

Semiconductors (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            800,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                    720,000
            386,302  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                                341,877
            660,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             481,800
                                                                                                            --------------
                                                                                                                 1,543,677

Shipping (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                        130,200
            450,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                               466,313
            220,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                             143,000
            560,000  Pegasus Shipping 144A company guaranty zero %, 2008 (STP)                                     260,400
                                                                                                            --------------
                                                                                                                   999,913

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            420,000  Decora Industries, Inc. sec. Ser. B, 11s, 2005                                                344,400
            310,000  Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                                  260,400
                                                                                                            --------------
                                                                                                                   604,800

Telecommunications (5.0%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  21st Century Telecom Group, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/4s, 2/15/03), 2008 (STP)                                                        18,100
            190,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                              175,750
          1,270,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                       542,925
            440,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    198,000
            310,000  Caprock Communications Corp. 144A sr. notes 12s, 2008                                         263,500
            220,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                    189,200
            475,000  Charter Communications International, Inc. sr. notes Ser. B,
                       11 1/4s, 2006                                                                               513,000
            375,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                 112,500
            155,000  Consorcio Ecuatoriano notes 14s, 2002 (Ecuador)                                                46,500
            425,000  Covad Communications Group sr. disc. notes Ser. B, zero %
                       (13 1/2s, 03/15/03), 2008 (STP)                                                             140,250
            900,000  Econophone Inc. company guaranty 13 1/2s, 2007                                                976,500
            720,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  392,400
            230,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            202,400
          1,370,000  FirstWorld Communications 144A sr. disc. notes
                       stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                            397,300
            890,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                              436,100
          1,980,000  Global Crossing Holdings 144A sr. notes 9 5/8s, 2008                                        1,930,500
            620,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                                 613,800
            747,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       485,550
          1,190,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         505,750
            290,000  Hermes Europe Railtel 144A sr. notes 11 1/2s,
                       2007 (Netherlands)                                                                          304,500
            265,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                    182,850
            550,000  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               539,000
            770,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                          354,200
            575,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (STP)                                                              431,250
            930,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                               620,775
          1,120,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                1,069,600
          1,070,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                       802,500
            510,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              502,350
          1,635,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       752,100
          1,015,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %,
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             487,200
            425,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                 456,875
            210,000  MetroNet Communications Corp. sr. disc. notes stepped-coupon
                       zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                                              121,800
            770,000  MetroNet Communications Corp. sr. disc. notes zero %
                       (9.95s, 6/15/03), 2008 (Canada) (STP)                                                       415,800
            850,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          527,000
            150,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                               115,500
             90,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                               42,300
            900,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                        526,500
            610,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9.95s, 2/15/03), 2008 (STP)                                                         326,350
            790,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                          829,500
            520,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         455,000
            620,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         440,200
            380,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                           278,350
            505,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         373,700
            700,000  Telecom Tech, Inc. 144A sr. sub. notes 9 3/4s, 2008                                           595,000
            130,000  Telewest 144A sr. notes 11.25s, 11/01/08 (United Kingdom)                                     136,500
            890,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               890,000
            340,000  Versatel Teleco 144A sr. notes 13 1/4s, 2008                                                  314,500
            545,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                            490,500
            310,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                                        286,750
                                                                                                            --------------
                                                                                                                21,808,475

Telephone Services (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,080,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     799,200
            150,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                        83,250
          1,235,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon 12s, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                      963,300
            695,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                        503,875
            280,000  E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                                         298,200
            250,000  Facilicom International sr. notes Ser. B., 10 1/2s, 2008                                      195,000
            500,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               457,500
            420,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                       2006 (Brazil)                                                                               222,600
            150,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                                      78,750
          1,630,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008                                                                      717,200
            240,000  IDT Corp. sr. notes 8 3/4s, 2006                                                              204,000
            550,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                                522,500
            800,000  Ionica Group PLC sr. disc. notes stepped-coupon zero %
                       (15s, 5/1/02), 2007 (United Kingdom) (STP)                                                    4,000
            380,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                        407,550
            480,000  Long Distance International, Inc. 144A sr. notes 12 1/4s, 2008                                388,800
            264,000  MJD Communications, Inc. notes Ser. B, FRN, 10s, 2008                                         250,800
            100,000  MJD Communications, Inc. sr. sub. notes Ser. B, 9 1/2s, 2008                                   96,000
            680,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         652,800
            400,000  NTL Inc. 144A sr. notes 11 1/2s, 2008                                                         412,000
            140,000  NTL Inc. 144A sr. notes stepped-coupon 12 3/8s,
                       (12 3/8s, 10/1/03), 2008 (STP)                                                               76,552
            760,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                630,800
            750,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                             390,000
            440,000  RCN Corp. sr. discount notes, stepped-coupon Ser. B, zero %
                       (9.8s, 2/15/03), 2008 (STP)                                                                 211,200
            765,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                       787,950
            260,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                        221,000
            380,000  RSL Communications, Ltd. company guaranty, stepped-coupon
                       zero % (10 1/8s, 3/1/03), 2008 (STP)                                                        190,000
            190,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                      214,700
            500,000  Sprint Spectrum L.P. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 8/15/01), 2006 (STP)                                                              438,750
            175,000  Transtel S.A. 144A pass-through certificates 12 1/2s,
                       2007 (Colombia)                                                                              61,250
            260,000  US Xchange LLC 144A sr. notes 15s, 2008                                                       258,700
            890,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          809,900
                                                                                                            --------------
                                                                                                                11,548,127

Textiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            700,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                               619,500
            290,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         272,600
            190,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                     176,700
                                                                                                           --------------
                                                                                                                 1,068,800

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Coach USA, Inc. 144A company guaranty 9 3/8s, 2007                                            196,000
            520,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 494,000
                                                                                                           --------------
                                                                                                                   690,000

Wireless Communications (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            850,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                             799,000
            510,000  American Mobile Satellite Corp. company guaranty 12 1/4s, 2008                                239,700
          1,030,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                                    1,053,175
            265,000  CTI Holdings S.A. sr. notes stepped-coupon zero %
                       (11 1/2s,4/15/03), 2008 (Argentina) (STP)                                                    98,050
            420,000  Dobson Wireline Co. 144A sr. notes 12 1/4s, 2008                                              386,400
            390,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         335,400
            195,000  Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006                                                 210,600
            200,000  Telesystem International Wireless Inc. sr. disc. notes
                       stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02), 2007 (STP)                                54,000
            880,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                       (11 1/2s, 3/1/03), 2008 (STP)                                                               367,400
            580,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                        481,400
                                                                                                           --------------
                                                                                                                 4,025,125
                                                                                                           --------------
                     Total Corporate Bonds and Notes (cost $182,024,788)                                    $  156,122,494

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (28.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (18.6%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal Home Loan Mortgage Corporation
         $3,030,000    7 1/2s, May 1, 2027                                                                  $    3,103,841
          1,060,500    7s, with due dates from June 1, 2023 to November 1, 2025                                  1,081,371
                     Freddie Mac
            435,000    Ser. 1439, Class I, 7 1/2s, 2022                                                            472,757
            610,284    Ser.1717, Class L, 6 1/2s, 2024                                                             634,695
            770,000    Ser.2040, Class PE, 7 1/2s,2028                                                             836,413
          1,286,437    Ser.194, IO, 6 1/2s, 2028 (Interest Only)                                                   280,604
             92,716    Ser.195, IO, 7 1/2s, 2028                                                                    13,502
             94,288    Ser.195, PO, April 1, 2028 (Principal Only)                                                  82,885
            254,438    Ser.199, IO, 6 1/2s, 2028                                                                    55,499
          2,252,152    6 1/2s, December 25, 2023                                                                 2,186,347
                     Federal National Mortgage Association
            990,000    7s, Dwarf, May 1, 2011                                                                    1,010,414
            212,286    6 1/2s, Dwarf, July 1, 2013                                                                 215,402
          5,880,000    6 1/2s, TBA, November 15, 2028                                                            5,925,923
          9,690,878    6s, Dwarf, with due dates from February 1, 2013 to
                       October 1, 2013                                                                           9,730,223
                     Fannie Mae Strip
          1,065,158    Ser. 273, PO, Class 1, zero %, 2026                                                         911,376
          1,048,151    Ser. 273, IO, Class 2, 7s, 2026                                                             173,928
          3,896,676    Ser. 290, IO, Class 2, 6 1/2s, 2024                                                         754,981
            609,253    Ser. 294, PO, Class 1, zero %, 2028                                                         517,104
                     Federal National Mortgage Association Pass-Through Certificates
            316,800    7s, Dwarf, May 1, 2011                                                                      323,332
          3,372,195    6 1/2s, with due dates from June 1, 2026 to August 1, 2028                                3,405,459
            636,014    6 1/2s, Dwarf, August 1, 2013                                                               645,351
            700,000  Government National Mortgage Association Ser. 97-8
                       Class PE, 7-1/2s, 2027                                                                      728,438
                     Government National Mortgage Association
            968,910    8s, with due dates from November 15, 2026 to
                       December 15, 2027                                                                         1,004,633
            447,481    7s, with due dates from April 15, 2028 to July 15, 2028                                     458,108
                     Government National Mortgage Association
                       Pass-Through Certificates
          6,874,664    8s, with due dates from February 15, 2024 to
                       March 15, 2028                                                                            7,129,510
         13,994,712    7 1/2s, with due dates from September 15, 2022 to
                       February 15, 2027                                                                        14,411,653
             18,767    7 1/2s, Midget, February 15, 2024                                                            19,330
         21,322,115    7s, with due dates from August 15, 2025 to May 15, 2028                                  21,829,395
          3,440,744    6 1/2s, with due dates from December 15, 2027 to
                       February 15, 2028                                                                         3,478,350
            176,739    5 1/2s, April 20, 2028                                                                      176,739
                                                                                                            --------------
                                                                                                                81,597,563

U.S. Treasury Obligations (10.2%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
          2,985,000    6 1/2s, November 15, 2026 (SEG)                                                           3,474,271
         13,380,000    6 1/8s, November 15, 2027                                                                15,056,648
          5,382,000    5 1/2s, August 15, 2028                                                                   5,663,694
         15,230,000    5 1/4s, August 15, 2003                                                                  15,891,591
                     U.S. Treasury Notes
          4,480,000    5 5/8s, May 15, 2008                                                                      4,829,306
            120,000    5 1/2s, May 31, 2003                                                                        125,663
                                                                                                            --------------
                                                                                                                45,041,173
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $125,685,971)                                                                    $126,638,736

COLLATERALIZED MORTGAGE OBLIGATIONS (7.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $ 1,015,000  Chase Mortgage Finance Corp. 6 3/4s, 2028                                              $    1,022,613
                     Commercial Mortgage Acceptance Corp.
          1,395,000    Ser. 97-ML1, Class D, 7.11s, 2030                                                         1,395,000
         16,555,000    Ser. 97-ML1, IO, 0.962s, 2017                                                               902,765
          1,525,000    Ser. 98-C2, Class D, 6.757s, 2009                                                         1,494,499
          1,625,000  Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                       Class A8, 6 1/2s, 2024                                                                    1,632,617
                     Criimi Mae Commercial Mortgage Trust
          4,665,000    Ser. 98-C1, Class A2, 7s, 2011                                                            4,546,188
          1,860,000    Ser. 98-C1, Class B, 7s, 2011                                                             1,729,800
         19,536,068  Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                       Class X, 1.254s, 2031                                                                     1,223,294
          9,895,000  First Union-Lehman Brothers Commercial Mortgage
                       Ser. 97-C2, IO, 1.092s, 2027                                                                835,277
                     First Union-Lehman Brothers Commercial Mortgage
          1,415,000    Ser. 97-C2, Class A2, 6.6s, 2007                                                          1,464,580
          1,615,000    Ser. 97-C2, Class D, 7.12s, 2012                                                          1,556,772
                     First Union-Lehman Brothers Commercial Mortgage Co.
          1,100,000    Ser. 97-C2, Class A3, 6.65s, 2008                                                         1,136,738
          1,790,000    Ser. 98-C2, Class D, 6.778s, 2013                                                         1,670,713
                     GMAC Commercial Mortgage Securities Inc.
          1,710,000    Ser. 98-C2, Class D, 6 1/2s, 2031                                                         1,616,818
         23,770,000    Ser. 98-C2, Class X, IO, 0.823s, 2031                                                     1,064,079
                     GS Mortgage Securities Corp. II
          1,470,000    Ser. 98-GLII, Class A2, 6.562s, 2031                                                      1,496,184
            800,000    Ser. 98-GLII, Class D, 7.191s, 2031                                                         750,000
                     Merrill Lynch Mortgage Investors, Inc.
            640,000    7.782s, 2025                                                                                665,300
            248,000    Ser. 98-C2, Class D, 7.116s, 2030                                                           245,908
                     Morgan Stanley Capital I
            455,000    Ser. 98-WF1, Class D, 7.12s, 2008                                                           458,270
            445,000    Ser. 98-XL1, Class E, 6.989s, 2030                                                          448,755
                     Mortgage Capital Funding, Inc.
            585,000    Ser. 98-MC1, Class A2, 6.663s, 2008                                                         601,270
         21,225,200    Ser. 98-MC1, Class X, IO, 0.722s, 2009                                                      888,805
          1,442,436  PNC Mortgage Securities Corp. Ser. 97-6, Class A2, 6.6s, 2027                               1,444,690
            575,694  Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                       5.9s, 2023                                                                                  577,493
          2,363,036  Residential Asset Securitization Trust, Ser 98, Class A8,
                       6 3/4s, 2028                                                                              2,380,759
            879,923  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                           894,144
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $34,536,114)                                                                   $   34,143,331

FOREIGN GOVERNMENT BONDS AND NOTES (6.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
ITL   9,975,000,000  Italy (Government of) 10 1/2s, 2005                                                    $    8,314,735
FRF       3,420,000  Ivory Coast -- PDI bonds FRB 1.9s, 2018                                                       147,972
FRF       3,420,000  Ivory Coast -- FLIRB collateralized FRB 2s, 2018                                              123,310
USD       6,605,000  Peru (Government of) 144A Ser. PDI, 4s, 2017                                                3,731,825
SEK      58,400,000  Sweden (Government of) 6 3/4s, 2014                                                         8,950,166
SEK      57,800,000  Sweden (Government of) deb. 6s, 2005                                                        8,050,423
RUB      16,500,000  U.S. Dollar GKO Pass Through Structured Note
                       (Issued by Deutsche Bank The principal USD is
                       linked to the bid price for the Russian Treasury Bill
                       at maturity, and the change in the spot rate of the
                       Russian Ruble from issue date), zero %, 1998
                       (In Default)                                                                                148,665
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $32,585,598)                                                                   $   29,467,096

BRADY BONDS (4.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $ 7,485,000  Brazil (Republic of) annual reset bonds 6.688s, 2024                                   $    4,425,881
          6,390,000  Bulgaria (Government of) Ser. A, FLIRB, 2 1/2s, 2012                                        3,514,500
          2,155,000  Panama (Republic of) bonds 3 3/4s, 2014                                                     1,562,375
          8,545,000  United Mexican States Ser. B, 6 1/4s, 2019                                                  6,377,134
            680,000  Venezuela (Government of) 13 5/8s, 2018                                                       489,600
          1,745,000  Venezuela (Government of) 6 3/4s, 2020                                                      1,162,694
                                                                                                            --------------
                     Total Brady Bonds (cost $19,214,126)                                                   $   17,532,184

PREFERRED STOCKS (3.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              9,996  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $      239,904
                  9  Anvil Holdings Ser. B, $3.25 pfd. (PIK)                                                           180
             15,000  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                           386,250
              4,739  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                              530,768
             11,925  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                                 590,288
              4,708  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         532,004
                240  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                            178,800
              8,700  CSC Holdings, Inc. Ser. M, $11.125 cum. (PIK)                                                 952,650
             13,965  Diva Systems Corp. Ser. C, $6.00 pfd.                                                         125,685
                156  E. Spire Communications, Inc. 12.75% pfd. (PIK)                                               106,080
                144  Echostar Communications, Inc. 12.125% pfd.                                                    136,800
                100  Fresenius Medical Care AG. 9% pfd. (Germany)                                                  100,000
                877  Granite Broadcasting 144A 12.75% pfd. (PIK)                                                   727,910
                135  Hyperion Telecommunications Ser. B, 12.875% pfd. (PIK)                                         87,750
                849  ICG Holdings, Inc. $14.25 pfd. (Canada)                                                       891,450
                377  ICG Holdings, Inc., 144A $14.00 pfd. (Canada) (PIK)                                           388,310
                908  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                            935,240
                563  IXC Communications, Inc. $12.50 pfd. (PIK)                                                    555,963
              9,189  Lady Luck Gaming Corp. $11.25 pfd.                                                            385,938
              5,196  Nebco Evans Holding Co. 144A 11.25% pfd. (PIK)                                                259,800
              1,987  NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                  1,987,000
                232  NEXTEL Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                        204,160
             17,906  Nextlink Communications, Inc. 144A $7.00 cum. pfd.                                            832,629
                 75  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                            690,000
              3,255  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                                             384,090
              5,000  Sinclair Capital $11.625 cum. pfd.                                                            515,000
              1,183  Spanish Broadcasting Systems 14.25% cum. pfd.                                               1,165,255
                386  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                     23,160
              3,540  Von Hoffman Corp. 144A $13.50 pfd.                                                            109,740
                580  WinStar Communications, Inc. 144A 14.25% pfd.  (PIK)                                          493,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $15,259,372)                                              $   14,515,804

UNITS (1.5%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                330  Bestel S.A.de CV units, stepped-coupon zero %
                       (12 3/4s,5/15/03), 2005 (Mexico) (STP)                                               $      184,800
                310  Birch Telecom, Inc. 144A units 14s, 2008                                                      263,500
                150  Celcaribe S.A. 144A units 13 1/2s, 2004 (Colombia)                                          3,000,000
              1,202  Diva Systems Corp. 144A units stepped-coupon zero %
                       (12 5/8s, 3/1/03), 2008 (STP)                                                               384,640
                760  Interact Systems, Inc. 144A units stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                    38,000
                380  Mediq Inc. units 144A 13s, 2009                                                               178,600
                185  Onepoint Communications, Inc. units 14 1/2s, 2008                                              83,250
                910  Rhythms Netcon 144A units stepped-coupon zero %
                       (13 1/2s, 5/15/03), 2008 (STP)                                                              327,600
                650  Startec Global Communications Corp. units 12s, 2008                                           477,750
                260  Telehub Communications Corp. units stepped-coupon
                       zero %, (13 7/8s,7/31/02), 2005 (STP)                                                       132,600
                500  Transamerican Refining, Inc. 144A units 16s, 2003                                             175,000
                585  United Artists Theatre 144A 9 3/4s, 2008                                                      532,350
                 90  United Stationer Supply, Inc. 144A 8 3/8s, 2008                                                90,225
                380  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   394,250
              4,732  XCL Ltd. 144A units cum. pfd. 9 1/2s, 2006 (PIK)                                              402,220
                                                                                                            --------------
                     Total Units (cost $7,093,747)                                                          $    6,664,785

ASSET-BACKED SECURITIES (0.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $1,611,000  Chemical Master Credit Card Trust Ser. 95-2, Class A,
                       6.23s, 2003                                                                          $    1,640,691
            505,000  Contimortgage Home Equity Loan Trust Ser. 97-1,
                       Class M2, 7.67s, 2028                                                                       518,413
          1,456,745  First Plus 1998-a Class A 8 1/2s, 2023                                                      1,483,604
            433,942  Green Tree Recreational Equipment & Cons
                       Ser. 97-B, Class A1, 6.55s, 2028                                                            446,909
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $4,048,707)                                        $    4,089,617

CONVERTIBLE BONDS AND NOTES (0.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $1,110,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                        $      620,213
            500,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                                441,250
            234,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                       zero %, (13 7/8s, 12/15/00), 2005 (STP)                                                     304,200
            320,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  261,600
            280,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                176,750
            530,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                         395,513
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $2,866,361)                                    $    2,199,526

COMMON STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                200  AmeriKing, Inc. (NON)                                                                  $        8,000
              2,625  Axia Holding Inc. 144A (PIK)                                                                   36,750
             14,280  CellNet Data Systems, Inc. (NON)                                                               91,035
              4,246  Hedstrom Holdings, Inc. 144A                                                                    4,246
              4,148  IFINT Diversified Holdings 144A (NON)                                                          31,110
                182  Mothers Work, Inc. (NON)                                                                        1,524
                125  Paging Do Brazil Holdings Co., LLC
                       144A Class B, (Brazil)                                                                            1
                480  Premium Holdings L.P. 144A (NON)                                                                1,919
            100,386  PSF Holdings LLC Class A (acquired various
                       dates from 2/8/93 to 3/16/98, cost $3,443,871) (RES)                                      1,758,763
              3,180  RSL Communications, Ltd. Class A (NON)                                                         71,550
             15,000  Specialty Foods Acquisition Corp. (NON)                                                           750
                                                                                                            --------------
                     Total Common Stocks (cost $3,855,125)                                                  $    2,005,648

WARRANTS (0.4%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                860  Allegiance Telecom, Inc.                                                   2/3/08      $       13,760
                510  American Mobile Satellite Corp.                                            4/1/08               1,408
             40,000  Becker Gaming Corp. 144A                                                   11/15/00                 4
              2,498  Cellnet Data Systems, Inc.                                                 10/1/07             99,920
                325  Club Regina, Inc. 144A                                                     4/15/06                325
              1,235  Colt Telecommunications Group PLC                                          12/31/06           370,500
                125  Concentric Network Corp.                                                   12/15/07            12,778
              5,062  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00              1,266
                425  Covad Communications Group 144A                                            3/15/08              4,250
                690  Diva Systems Corp.                                                         5/15/06            189,750
              9,600  DTI Holdings Inc.                                                          3/1/08                 480
                 10  E. Spire Communications, Inc.                                              11/1/05                160
              1,050  Econophone, Inc. 144A                                                      10/15/07            57,750
                310  Epic Resorts                                                               6/15/05                  3
                370  Esat Holdings, Inc. (Ireland)                                              2/1/07              12,950
              1,370  Firstworld Communication                                                   12/1/06             13,700
                380  Globalstar Telecom 144A                                                    2/15/04             11,400
                940  Hyperion Telecommunications 144A                                           4/15/01             50,286
              8,514  Intelcom Group 144A                                                        10/15/05           229,878
                760  Interact Systems, Inc.                                                     8/1/03                   8
              1,325  Intermedia Communications, Inc.                                            6/1/00              72,743
                450  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  5
                875  KMC Telecom Holdings, Inc.                                                 4/15/08             14,000
                875  Knology Holdings, Inc. 144A                                                10/15/07             1,313
              4,101  Louisiana Casino Cruises, Inc. 144A                                        12/1/98            217,353
              1,530  McCaw International Ltd.                                                   4/15/07              6,120
                140  MGC Communications, Inc. 144A                                              10/1/04              6,122
                390  Orbital Imaging Corp. 144A                                                 3/1/05              15,600
                525  Orion Network Systems                                                      1/15/07              6,038
              5,290  Pagemart, Inc. 144A                                                        12/31/03            42,320
                620  Pathnet, Inc. 144A                                                         4/15/08              6,200
                640  Paxson Communications Corp. 144A                                           6/30/03                  6
              4,238  President Riverboat Casinos, Inc.                                          4/15/08                424
                390  Spanish Broadcasting Systems 144A                                          6/30/99             79,950
                275  Sterling Chemicals Holdings                                                8/15/08              4,950
              2,285  UIH Australia/Pacific, Inc. 144A                                           5/15/06             11,425
                340  Versatel Teleco 144A                                                       5/15/08              3,400
                 36  Wright Medical Technology, Inc. 144A                                       6/30/03                356
                                                                                                            --------------
                     Total Warrants (cost $869,141)                                                         $    1,558,901

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,600  Chancellor Media Corp. $3.00 cv. cum. pfd.                                             $      196,950
              2,290  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                               45,800
                 20  Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                         200,000
                432  XCL Ltd $8.075 cv. pfd.                                                                        36,720
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $632,061)                                     $      479,470

SHORT-TERM INVESTMENTS (6.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $ 2,000,000  Falcon Asset Securitization Corp.
                       effective yield of 5.15s, 12/9/98                                                    $    1,984,550
         25,150,000  Interest in $274,098,000 joint repurchase agreement dated
                       October 30, 1998 with Credit Suisse First Boston due
                       November 2, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of $25,161,255 for an effective
                       yield of 5.37%                                                                           25,157,504
                                                                                                            --------------
                     Total Short-Term Investments (cost $27,142,054)                                        $   27,142,054
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $455,813,165) (b)                                              $  422,559,646
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $438,972,156.

  (b) The aggregate identified cost on a tax basis is $456,007,746, resulting in gross unrealized appreciation and depreciation of $8,454,491 and $41,902,591, respectively, or net unrealized depreciation of $33,448,100.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 1998.

      TBA after the name of a security represents to be announced securities (Note 1).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at October 31, 1998 which are subject to change based on the terms of the security.

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at October 31, 1998
(aggregate face value $66,281,920)
                                                                   Unrealized
                                      Aggregate Face    Delivery  Appreciation/
                        Market Value      Value           Date   (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars      $   371,204   $   346,538       12/16/98   $   24,666
British Pounds            1,625,045     1,626,383       12/16/98       (1,338)
Danish Krone              2,814,721     2,659,943       12/16/98      154,778
Deutschemarks            38,768,074    37,739,836       12/16/98    1,028,238
French Franc              1,104,123     1,106,145       12/16/98       (2,022)
Japanese Yen             21,156,541    18,402,577       12/16/98    2,753,964
Spanish Peseta            4,635,260     4,400,498       12/16/98      234,762
-------------------------------------------------------------------------------
                                                                   $4,193,048
-------------------------------------------------------------------------------

Forward Currency Contracts to Sell at October 31, 1998
(aggregate face value $66,530,516)
                                                                   Unrealized
                             Market   Aggregate Face    Delivery  Appreciation/
                             Value        Value           Date   (Depreciation)
-------------------------------------------------------------------------------
Deutschemarks            $38,281,229  $36,655,289       12/16/98  $(1,625,940)
Dutch Guilder                18,325        17,606       12/16/98          (719)
French Franc                508,201       482,413       12/16/98      (25,788)
Italian Lira                453,249       452,304       12/16/98         (945)
Japanese Yen             20,595,017    17,882,665       12/16/98   (2,712,352)
Swedish Krona            10,946,583    11,040,239       12/16/98       93,656
-------------------------------------------------------------------------------
                                                                  $(4,272,088)
-------------------------------------------------------------------------------

Futures Contracts Outstanding at October 31, 1998
                                    Aggregate Face     Expiration   Unrealized
                        Total Value      Value            Date     Appreciation
-------------------------------------------------------------------------------
U.S. Treasury Bond
20 yr. (Long)           $18,562,500   $18,044,273         Dec-98     $518,227
-------------------------------------------------------------------------------

TBA Sales Commitments at October 31, 1998
(proceeds receivable $5,858,256)
                                                       Settlement     Market
Agency                              Principal Amount      Date        Value
-------------------------------------------------------------------------------
FNMA, 6s, November 15, 2013            $5,880,000       11/17/98   $5,903,873
-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $455,813,165) (Note 1)                                            $422,559,646
-----------------------------------------------------------------------------------------------
Cash                                                                                     60,597
-----------------------------------------------------------------------------------------------
Foreign currency (cost $172,045)                                                        132,246
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             8,338,466
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       43,481,175
-----------------------------------------------------------------------------------------------
Receivable for open forwards                                                          4,290,064
-----------------------------------------------------------------------------------------------
Total assets                                                                        478,862,194

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 3,237,290
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            130,500
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     24,761,241
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            865,173
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               77,728
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           14,004
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                583
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           4,369,104
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           355,858
-----------------------------------------------------------------------------------------------
TBA sales commitment, at value (proceeds receivable $5,858,256)                       5,903,873
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  174,684
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    39,890,038
-----------------------------------------------------------------------------------------------
Net assets                                                                         $438,972,156

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $478,647,593
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (2,101,458)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreIgn currency transactions (Note 1)                                           (4,668,579)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (32,905,400)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $438,972,156

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($438,972,156 divided by
53,095,749 shares)                                                                        $8.27
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended October 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Interest income                                                                    $ 40,607,333
-----------------------------------------------------------------------------------------------
Dividends                                                                             1,695,914
-----------------------------------------------------------------------------------------------
Total investment income                                                              42,303,247

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,608,031
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          733,334
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        18,562
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          7,002
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  68,453
-----------------------------------------------------------------------------------------------
Auditing                                                                                 84,782
-----------------------------------------------------------------------------------------------
Legal                                                                                    28,613
-----------------------------------------------------------------------------------------------
Postage                                                                                  91,642
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    48,410
-----------------------------------------------------------------------------------------------
Other                                                                                   120,727
-----------------------------------------------------------------------------------------------
Total expenses                                                                        4,809,556
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (97,884)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          4,711,672
-----------------------------------------------------------------------------------------------
Net investment income                                                                37,591,575
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (1,962,604)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       2,972,002
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    100,776
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (8,767,055)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                    1,065,635
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures,
and TBA sale commitments during the year                                            (44,177,432)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (50,768,678)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(13,177,103)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended October 31
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 37,591,575    $ 35,121,838
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions                                                    (7,656,881)      1,453,960
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                        (43,111,797)      5,178,491
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     (13,177,103)     41,754,289
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                          (34,469,475)    (27,336,768)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                        --      (8,980,918)
---------------------------------------------------------------------------------------------------------------
In excess of realized gains                                                                  --      (8,653,969)
---------------------------------------------------------------------------------------------------------------
Return of capital                                                                    (5,032,778)       (437,427)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                            --        (417,980)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                        (52,679,356)     (4,072,773)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   491,651,512     495,724,285
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $2,101,458 and
$1,159,237, respectively)                                                          $438,972,156    $491,651,512
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of year                                              53,095,749      53,147,249
---------------------------------------------------------------------------------------------------------------
Shares liquidated (Note 4)                                                                   --         (51,500)
---------------------------------------------------------------------------------------------------------------
Shares outstanding at end of year                                                    53,095,749      53,095,749
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                          Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year                                   $9.26            $9.33            $9.04            $8.63            $9.62
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .71              .66              .68              .68              .74
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.96)             .13              .30              .42             (.88)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.25)             .79              .98             1.10             (.14)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.65)            (.52)            (.69)            (.64)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.17)              --               --             (.08)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --             (.16)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                    (.09)            (.01)              --             (.05)            (.25)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.74)            (.86)            (.69)            (.69)            (.85)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.27            $9.26            $9.33            $9.04            $8.63
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                      $8.125           $8.500           $8.375           $8.125            $7.88
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                               4.15            11.34            12.08            14.16            (1.92)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $438,972         $491,652         $495,724         $481,914         $460,760
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.00              .96              .95             1.02              .95
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            7.81             7.18             7.43             7.98             7.33
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                        202.83           246.84           280.38           290.44           201.95
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended October 31, 1995 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
October 31, 1998

Note 1
Significant accounting policies

Putnam Master Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The investment objective of the fund is to seek high current income consistent with the preservation of capital. The fund intends to diversify its investments among the following three sectors of the fixed-income securities market: a U.S. investment-grade sector, consisting of debt obligations of the U.S. government and investment-grade U.S. corporate bonds; a high-yield sector, consisting of high yielding, lower-rated U.S. corporate fixed income securities; and an international sector, consisting of obligations of foreign governments, their agencies and instrumentalities and other fixed-income securities denominated in foreign currencies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity method. Any premium resulting from the purchase of securities is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1998, the fund had a capital loss carryover of approximately $3,956,000 available to offset future net capital gains, if any, which will expire on October 31, 2006.

K) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, dividends payable, defaulted bond interest, unrealized gains and losses on certain futures contracts, paydown gains and losses on mortgage-backed securities, market discount, and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1998, the fund reclassified $4,064,321 to increase distributions in excess of net investment income and $899,056 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $4,963,377. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1998, fund expenses were reduced by $97,884 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the funds receive an annual Trustees fee of which $730 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the year ended October 31, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $652,515,371 and $622,663,927, respectively. Purchases and sales of U.S. government obligations aggregated $282,910,470 and $338,406,947, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                                Contract            Premiums
                                                 Amounts            Received
-----------------------------------------------------------------------------
Written options
outstanding at
beginning of year                             $  4,295,000          $  53,473
-----------------------------------------------------------------------------
Options written                                 14,900,000             47,303
-----------------------------------------------------------------------------
Options expired                                (19,195,000)          (100,776)
-----------------------------------------------------------------------------
Options closed                                          --                 --
-----------------------------------------------------------------------------
Written options
outstanding at
end of year                                   $         --          $      --
-----------------------------------------------------------------------------

Note 4
Share Repurchase Program

In November 1994, the Trustees authorized the fund to repurchase up to 2,650,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the year ended October 31, 1998, the fund repurchased no shares.

For the year ended October 31, 1997, the fund repurchased 51,500 shares for $417,980, which reflects a discount from net asset value of $55,821, or 11.78%.

As of October 31, 1998, 279,900 shares have been repurchased since the inception of the program.


Federal tax information
(Unaudited)

For the year ended October 31, 1998, a portion of the Fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The fund has designated 4.92% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.


Results of October 1, 1998 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on October 1, 1998. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                            Votes
                                        Votes for         withheld
Jameson Adkins Baxter                  33,254,286         1,186,410
Hans H. Estin                          33,244,947         1,195,749
John A. Hill                           33,303,335         1,137,361
Ronald J. Jackson                      33,264,616         1,176,080
Paul L. Joskow                         33,241,990         1,198,706
Elizabeth T. Kennan                    33,218,881         1,221,815
Lawrence J. Lasser                     33,250,129         1,190,567
John H. Mullin III                     33,264,787         1,175,909
Robert E. Patterson                    33,270,024         1,170,672
Donald S. Perkins                      33,205,813         1,234,883
William F. Pounds                      33,246,665         1,194,031
George Putnam                          33,257,923         1,182,773
George Putnam, III                     33,268,918         1,171,778
A.J.C. Smith                           33,252,600         1,188,096
W. Thomas Stephens                     33,253,539         1,187,157
W. Nicholas Thorndike                  33,229,094         1,211,602

A proposal to ratify the selection of PricewaterhouseCoopers LLP as the independent auditors of your fund was approved as follows: 33,203,090 votes for, and 377,342 votes against, with 860,264 abstentions and broker non-votes.

A proposal to approve an amendment to the fund's fundamental investment restriction with respect to diversification was approved as follows:
27,076,327 votes for, and 1,978,380 votes against, with 5,385,989 abstentions and broker non-votes.

A proposal to approve an amendment to the fund's fundamental investment restriction with respect to investments in the voting securities of a single issuer was approved as follows: 26,581,977 votes for, and 2,267,852 votes against, with 5,590,867 abstentions and broker non-votes.

A proposal to approve an amendment to the fund's fundamental investment restriction with respect to making loans was approved as follows:
25,554,041 votes for, and 3,261,159 votes against, with 5,625,496 abstentions and broker non-votes.

A proposal to approve an amendment to the fund's fundamental investment restriction with respect to investments in commodities was approved as follows: 25,791,959 votes for, and 3,092,885 votes against, with 5,555,852 abstentions and broker non-votes.

A proposal to approve an amendment to the fund's fundamental investment restriction with respect to investments in real estate was approved as follows: 26,503,440 votes for, and 2,465,751 votes against, with 5,471,505 abstentions and broker non-votes.

A proposal to eliminate an amendment to the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns was approved as follows: 25,930,158 votes for, and 2,974,716 votes against, with 5,535,822 abstentions and broker non-votes.

A proposal to eliminate an amendment to the fund's fundamental investment restriction with respect to margin transactions was approved as follows:
25,338,804 votes for, and 3,565,912 votes against, with 5,535,980 abstentions and broker non-votes.

A proposal to eliminate an amendment to the fund's fundamental investment restriction with respect to short sales was approved as follows:
25,420,297 votes for, and 3,492,946 votes against, with 5,527,453 abstentions and broker non-votes.

A proposal to eliminate an amendment to the fund's fundamental investment restriction with respect to pledging assets was approved as follows:
25,327,226 votes for, and 3,507,277 votes against, with 5,606,193 abstentions and broker non-votes.

A proposal to eliminate an amendment to the fund's fundamental investment restriction with respect to investments in restricted securities was approved as follows: 25,624,793 votes for, and 3,259,178 votes against, with 5,556,725 abstentions and broker non-votes.

A proposal to eliminate an amendment to the fund's fundamental investment restriction with respect to investments in oil, gas and mineral interests was approved as follows: 26,343,510 votes for, and 2,641,412 votes against, with 5,455,774 abstentions and broker non-votes.

A proposal to eliminate an amendment to the fund's fundamental investment restriction with respect to investing to gain control of a company's management was approved as follows: 26,203,856 votes for, and 2,705,144 votes against, with 5,531,696 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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